Headcount (Tables)	12 Months Ended
Dec. 31, 2021
Number And Average Number Of Employees [Abstract]
Summary of headcount

	12-31-2021
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Argentina	31	1,883	2,150	4,064
Brazil	65	5,613	3,192	8,870
Colombia	41	2,218	—	2,259
Costa Rica	5	18	11	34
Chile	8	46	3	57
Guatemala	9	85	—	94
Panama	21	35	38	94
Peru	29	960	—	989
Total	209	10,858	5,394	16,461
Average	199	10,943	5,638	16,780

	12-31-2020
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	8	39	4	51
Argentina	35	1,850	2,179	4,064
Brazil	51	5,726	3,746	9,523
Peru	35	908	—	943
Colombia	39	2,111	—	2,150
Total	168	10,634	5,929	16,731
Average	170	10,679	6,120	16,969